Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
Schedule of future minimum payments under operating leases

Minimum Payments
2013	$4.9
2014	3.7
2015	3.4
2016	3.3
2017	1.7
Thereafter	4.6

$21.6